Income taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income taxes

Note 10	Income taxes
The following table shows the significant components of income taxes deducted from net earnings.

FOR THE YEAR ENDED DECEMBER 31	2023	2022
Current taxes
Current taxes	(923)	(878)
Uncertain tax positions	8	91
Change in estimate relating to prior periods	9	8
Deferred taxes
Deferred taxes relating to the origination and reversal of temporary differences	(75)	(176)
Change in estimate relating to prior periods	1	(8)
Recognition and utilization of loss carryforwards	(24)	(4)
Uncertain tax positions	8	—
Total income taxes	(996)	(967)
The following table reconciles the amount of reported income taxes in the income statements with income taxes calculated at a statutory income tax rate of 26.8% for both 2023 and 2022.

FOR THE YEAR ENDED DECEMBER 31	2023	2022
Net earnings	2,327	2,926
Add back income taxes	996	967
Earnings before income taxes	3,323	3,893
Applicable statutory tax rate	26.8%	26.8%
Income taxes computed at applicable statutory rates	(891)	(1,043)
Non-taxable portion of gains on investments	5	4
Uncertain tax positions	16	91
Change in estimate relating to prior periods	10	—
Non-taxable portion of equity losses	(149)	(18)
Other	13	(1)
Total income taxes	(996)	(967)
Average effective tax rate	30.0%	24.8%
The following table shows aggregate current and deferred taxes relating to items recognized outside the income statements.

FOR THE YEAR ENDED DECEMBER 31	2023		2022
	OTHER COMPREHENSIVE (LOSS)/INCOME	DEFICIT	OTHER COMPREHENSIVE LOSS	DEFICIT
Current taxes	(2)	1	—	3
Deferred taxes	199	(8)	(73)	(7)
Total income taxes recovery (expense)	197	(7)	(73)	(4)
The following table shows deferred taxes resulting from temporary differences between the carrying amounts of assets and liabilities recognized in the statements of financial position and their corresponding tax basis, as well as tax loss carryforwards.

NET DEFERRED TAX LIABILITY	NON- CAPITAL LOSS CARRY- FORWARDS	POST- EMPLOYMENT BENEFIT PLANS	INDEFINITE- LIFE INTANGIBLE ASSETS	PROPERTY, PLANT AND EQUIPMENT AND FINITE- LIFE INTANGIBLE ASSETS	OTHER	TOTAL
January 1, 2022	63	(466)	(1,701)	(2,417)	(53)	(4,574)
Income statements	(4)	15	(40)	(307)	148	(188)
Business acquisitions	1	—	(26)	(21)	3	(43)
Other comprehensive (loss)/income	—	(151)	—	—	78	(73)
Deficit	—	—	—	—	(7)	(7)
Other	—	—	—	—	16	16
December 31, 2022	60	(602)	(1,767)	(2,745)	185	(4,869)
Income statements	(23)	10	(35)	(36)	(6)	(90)
Business acquisitions/business disposition	(1)	—	(10)	(4)	(3)	(18)
Other comprehensive income	—	149	—	—	50	199
Deficit	—	—	—	—	(8)	(8)
Reclassified to liabilities held for sale	—	—	7	(1)	—	6
Other	—	—	—	5	2	7
December 31, 2023	36	(443)	(1,805)	(2,781)	220	(4,773)
At December 31, 2023, BCE had $156 million of non-capital loss carryforwards. We:
•recognized a deferred tax asset of $36 million for $143 million of the non-capital loss carryforwards. These non-capital loss carryforwards expire in varying annual amounts from 2028 to 2043.
•did not recognize a deferred tax asset for $13 million of non-capital loss carryforwards. This balance expires in varying annual amounts from 2031 to 2043.
At December 31, 2023, BCE had $55 million of unrecognized capital loss carryforwards, which can be carried forward indefinitely.
At December 31, 2022, BCE had $251 million of non-capital loss carryforwards. We:
•recognized a deferred tax asset of $60 million for $231 million of the non-capital loss carryforwards. These non-capital loss carryforwards expire in varying annual amounts from 2025 to 2042.
•did not recognize a deferred tax asset for $20 million of non-capital loss carryforwards. This balance expires in varying annual amounts from 2023 to 2042.
At December 31, 2022, BCE had $67 million of unrecognized capital loss carryforwards, which can be carried forward indefinitely.